Earnings Per Common Share and Stockholders' Equity (Share Repurchase Program and Treasury Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended	26 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Nov. 11, 2022	Dec. 31, 2021	Nov. 19, 2021	Oct. 18, 2020
Earnings Per Share [Abstract]
Stock repurchase program, authorized amount			$ 400.0		$ 500.0	$ 500.0
Treasury stock acquired, shares (in shares)	14,800,000	23,900,000
Treasury stock acquired, average cost per share (in dollars per share)		$ 34.74
Stock repurchase program, remaining authorized repurchase amount	$ 569.0	$ 569.0
Treasury stock, shares (in shares)	24,590,353	24,590,353		9,936,715
Treasury stock, carrying value	$ 823.1	$ 823.1		$ 260.6